Insurance (Obligations Under Funding Agreements - FHLB Common Stock) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank of New York [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	$ 661	$ 700
Federal Home Loan Bank of Boston [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	55	64
Federal Home Loan Bank of Des Moines [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	66	76
Federal Home Loan Bank of Pittsburgh [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	$ 35	$ 30